Segments - Schedule of Revenue from External Customers and Long-l (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales		$ 1,094.1	$ 1,126.6	$ 0.0	$ 2,083.3	$ 2,174.0	$ 4,361.7	$ 3,951.1
Long-lived assets							1,514.1	1,622.6
Successor [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales				0.0			1,307.8	1,165.4
Long-lived assets							481.4	483.8
Successor [Member] | EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales				0.0			1,672.0	1,540.4
Long-lived assets							542.0	623.5
Successor [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales				0.0			715.0	593.7
Long-lived assets							234.3	218.1
Successor [Member] | Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales				$ 0.0			666.9	651.6
Long-lived assets							256.4	297.2
Successor [Member] | GERMANY
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets							302.8	348.1
Successor [Member] | CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets							$ 189.4	$ 167.5
Successor [Member] | Net Sales [Member] | Geographic Concentration Risk [Member] | CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage							3.00%	3.00%
Successor [Member] | Net Sales [Member] | Geographic Concentration Risk [Member] | GERMANY
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage							10.00%	10.00%
Successor [Member] | Net Sales [Member] | Geographic Concentration Risk [Member] | CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage							11.00%	10.00%
Predecessor [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 326.2								$ 4,219.4
Predecessor [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	81.6								1,238.6
Predecessor [Member] | EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	141.0								1,675.4
Predecessor [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	51.7								595.0
Predecessor [Member] | Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 51.9								$ 710.4
Predecessor [Member] | Net Sales [Member] | Geographic Concentration Risk [Member] | CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	3.00%								3.00%
Predecessor [Member] | Net Sales [Member] | Geographic Concentration Risk [Member] | GERMANY
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	11.00%								16.00%
Predecessor [Member] | Net Sales [Member] | Geographic Concentration Risk [Member] | CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	11.00%								8.00%